Stock-Based Compensation (Details) - Schedule of Total Stock-based Compensation Expense - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Stock-Based Compensation (Details) - Schedule of Total Stock-based Compensation Expense [Line Items]
Total stock-based compensation expenses	$ 2,436,974	$ 4,272,673	$ 12,193,618
ESOP, equity-settled [Member]
Stock-Based Compensation (Details) - Schedule of Total Stock-based Compensation Expense [Line Items]
Total stock-based compensation expenses	2,474,955	3,223,540	6,139,661
C-Options, equity-settled [Member]
Stock-Based Compensation (Details) - Schedule of Total Stock-based Compensation Expense [Line Items]
Total stock-based compensation expenses			703,463
Vayavision call option, equity-settled [Member]
Stock-Based Compensation (Details) - Schedule of Total Stock-based Compensation Expense [Line Items]
Total stock-based compensation expenses	603,051	1,693,517	3,781,504
Reserve stock options movement [Member]
Stock-Based Compensation (Details) - Schedule of Total Stock-based Compensation Expense [Line Items]
Total stock-based compensation expenses	3,078,006	4,917,057	10,624,628
M-Options, cash-settled [Member]
Stock-Based Compensation (Details) - Schedule of Total Stock-based Compensation Expense [Line Items]
Total stock-based compensation expenses		(317,663)	3,027,513
Capitalized as development costs [Member]
Stock-Based Compensation (Details) - Schedule of Total Stock-based Compensation Expense [Line Items]
Total stock-based compensation expenses	$ (641,032)	$ (326,721)	$ (1,458,523)